Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments
Cost or Amortized Cost	$ 110,078
Fair Value	120,126
Fixed maturity securities
Investments
Cost or Amortized Cost	77,093	$ 85,562
Gross Unrealized Gains	8,870	12,045
Gross Unrealized Losses	(215)	(138)
Fair Value	85,748	97,469
Fixed maturity securities | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	359	481
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	646	608
Gross Unrealized Gains	167	189
Gross Unrealized Losses	0	0
Fair Value	813	797
Fixed maturity securities | United States Government and government agencies and authorities | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	24,128	26,614
Gross Unrealized Gains	1,547	2,304
Gross Unrealized Losses	(1)	0
Fair Value	25,674	28,918
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	255	255
Gross Unrealized Gains	114	121
Gross Unrealized Losses	0	0
Fair Value	369	376
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	385	470
Gross Unrealized Gains	6	29
Gross Unrealized Losses	0	0
Fair Value	391	499
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	6,356	6,653
Gross Unrealized Gains	925	1,059
Gross Unrealized Losses	(9)	(11)
Fair Value	7,272	7,701
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	438	481
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	45,323	50,962
Gross Unrealized Gains	6,111	8,343
Gross Unrealized Losses	(205)	(127)
Fair Value	51,229	59,178
Fixed maturity securities | Corporate | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	(79)	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	6,932	7,333
Gross Unrealized Gains	611	678
Gross Unrealized Losses	(124)	(43)
Fair Value	7,419	7,968
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	$ 0	$ 0